Segmented Information	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Segmented Information
28. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker to review operating segment performance. We have determined that each producing mine and significant development property represents an operating segment. The Company has organized its reportable and operating segments by significant revenue streams and geographic regions.
From the Acquisition (Note 8) on March 31, 2023, the Company included the following mines: Jacobina, El Peñon and Minera Florida in the Gold Segment, Cerro Moro in the Silver Segment, and the MARA project in the Other Segment. These mines and projects are included in the segmented disclosures below.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

For the year ended December 31, 2024
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$161.2	$118.5	$18.2	$24.5	$55.0
Peru	Huaron	172.5	110.6	17.3	44.6	56.5
Bolivia	San Vicente	96.3	64.1	7.7	24.5	5.0
Argentina	Cerro Moro	241.4	196.7	35.5	9.2	12.2
Guatemala	Escobal	—	—	—	—	0.9
Total Silver Segment		671.4	489.9	78.7	102.8	129.6
Gold Segment:
Mexico	Dolores	228.9	185.8	134.7	(91.6)	0.7
Peru	Shahuindo	335.0	141.4	50.0	143.6	45.5
	La Arena (2)	192.7	112.0	34.1	46.6	17.1
Canada	Timmins	293.4	205.1	32.8	55.5	51.6
Brazil	Jacobina	477.7	192.3	120.8	164.6	64.3
Chile	El Peñon	397.7	217.2	75.1	105.4	36.9
	Minera Florida	222.1	155.0	35.2	31.9	21.7
Total Gold Segment		2,147.5	1,208.8	482.7	456.0	237.8
Other segment:
Canada	Corporate	—	—	8.6	(8.6)	5.2
	Other	—	—	1.7	(1.7)	1.0
Total		$2,818.9	$1,698.7	$571.7	$548.5	$373.6
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)La Arena was sold on December 2, 2024.

For the year ended December 31, 2023
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$122.5	$128.1	$22.1	$(27.7)	$63.9
Peru	Huaron	145.4	105.2	12.9	27.3	36.2
	Morococha (2)	—	—	—	—	2.1
Bolivia	San Vicente	91.5	69.8	9.5	12.2	3.8
Argentina	Manantial Espejo (2)	37.7	32.4	2.0	3.3	0.2
	Cerro Moro	214.1	160.7	23.1	30.3	25.4
Guatemala	Escobal	—	—	—	—	2.1
Total Silver Segment		611.2	496.2	69.6	45.4	133.7
Gold Segment:
Mexico	Dolores	267.5	132.6	114.3	20.6	8.7
Peru	Shahuindo	284.7	143.7	45.3	95.7	57.1
	La Arena	190.2	122.4	32.4	35.4	21.2
Canada	Timmins	260.6	201.4	39.8	19.4	46.9
Brazil	Jacobina	287.5	129.9	86.9	70.7	69.9
Chile	El Peñon	259.4	184.2	54.2	21.0	18.6
	Minera Florida	154.8	124.7	33.3	(3.2)	22.3
Total Gold Segment		1,704.7	1,038.9	406.2	259.6	244.7
Other segment:
Canada	Corporate	0.2	—	6.2	(6.0)	6.0
Argentina	MARA (2)	—	—	0.1	(0.1)	35.9
	Other	—	—	2.1	(2.1)	2.7
Total		$2,316.1	$1,535.1	$484.2	$296.8	$423.0
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)Manantial Espejo was placed on care and maintenance in January 2023. Morococha and MARA were sold in September 2023.

At December 31, 2024
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$470.8	$52.7	$418.1
Peru	Huaron	231.5	96.3	135.2
Bolivia	San Vicente	125.0	64.5	60.5
Argentina	Manantial Espejo(1)	2.1	26.4	(24.3)
Guatemala	Escobal	296.1	18.5	277.6
Argentina	Cerro Moro	225.9	112.3	113.6
Total Silver Segment		1,351.4	370.7	980.7
Gold Segment:
Mexico	Dolores	193.4	169.6	23.8
Peru	Shahuindo	625.9	211.6	414.3
Canada	Timmins	418.1	84.4	333.7
Brazil	Jacobina	2,436.5	444.2	1,992.3
Chile	El Peñon	732.2	198.5	533.7
	Minera Florida	242.4	122.2	120.2
Total Gold Segment		4,648.5	1,230.5	3,418.0
Other segment:
Canada	Corporate	820.0	789.9	30.1
Argentina	Navidad	192.6	13.3	179.3
	Other	190.2	81.7	108.5
Total		$7,202.7	$2,486.1	$4,716.6
(1)Manantial Espejo was placed on care and maintenance in January 2023.

At December 31, 2023
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$428.0	$43.8	$384.2
Peru	Huaron	149.5	61.0	88.5
Bolivia	San Vicente	78.6	45.0	33.6
Argentina	Manantial Espejo(1)	2.2	18.5	(16.3)
	Cerro Moro	208.2	104.0	104.2
Guatemala	Escobal	290.0	16.4	273.6
Total Silver Segment		1,156.5	288.7	867.8
Gold Segment:
Mexico	Dolores	372.5	141.7	230.8
Peru	Shahuindo	604.0	178.2	425.8
	La Arena	383.7	156.6	227.1
Canada	Timmins	395.1	78.5	316.6
Brazil	Jacobina	2,508.2	437.5	2,070.7
Chile	El Peñon	776.0	205.6	570.4
	Minera Florida	219.6	103.7	115.9
Total Gold Segment		5,259.1	1,301.8	3,957.3
Other segment:
Canada	Corporate	438.4	750.2	(311.8)
Argentina	Navidad	192.1	14.3	177.8
	Other	167.0	85.6	81.4
		$7,213.1	$2,440.6	$4,772.5
(1)Manantial Espejo was placed on care and maintenance in January 2023.

Product Revenue	2024	2023
Refined silver and gold	$2,369.1	$1,954.4
Zinc concentrate	101.3	83.2
Lead concentrate	201.8	163.5
Copper concentrate	71.7	54.6
Silver concentrate	75.0	60.4
Total	$2,818.9	$2,316.1
The Company has 25 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 3 customers that accounted for 25%, 20% and 17% of total sales in 2024, and 3 customers that accounted for 21%, 21% and 12% of total sales in 2023. The loss of certain of these customers or curtailment of purchases by such customers could have a material adverse effect on the Company’s financial performance, financial position, and cash flows.